Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepayments and other current assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2020	2021
Advance deposit for intent acquisition (1)	—	100,000,000
Prepaid rental fees	—	656,011
Prepayments of services	34,672	300,000
Receivables of over-paid income tax	—	193,015
Others	6,440	318,898

Total	41,112	101,467,924